Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2024
Summary of Significant Accounting Policies [Line Items]
Schedule of Estimated Useful Lives	Property and equipment, at cost less accumulated depreciation, consisted of the following:
	As of June 30,
	2024	2023
	US$	US$
Buildings	$4,005,600	$3,950,720
Computer and office equipment	158,033	153,083
Machinery and equipment	1,817,171	1,799,688
Vehicles	773,097	703,969
Subtotal	6,753,901	6,607,460
Less: accumulated depreciation	(3,963,010)	(3,515,567)
Property and equipment, net	$2,790,891	$3,091,893

Schedule of Currency Exchange Rates	The following table outlines the currency exchange rates that were used in preparing the CFS:
	June 30,			For the Years Ended June 30,
	2024	2023	2022	2024	2023	2022
Foreign currency	Balance Sheet	Balance Sheet	Balance Sheet	Profit/Loss	Profit/Loss	Profit/Loss
RMB:1USD	7.1268	7.2258	6.7114	7.1326	6.9415	6.4571

Property, Plant and Equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Schedule of Estimated Useful Lives	Estimated useful lives are as follows:
Category	Estimated useful lives
Buildings	10-20 years
Computer and office equipment	3-10 years
Machinery and equipment	3-10 years
Vehicles	4-5 years